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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-21321

                         Pioneer Municipal High Income Trust
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  April 30


Date of reporting period:  May 1, 2003 through October 31, 2003


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO SHAREOWNERS.


                                     PIONEER
                                   -----------
                                    MUNICIPAL
                                      HIGH
                                     INCOME
                                      TRUST

                                   Semiannual
                                     Report
                                    10/31/03


                                 [LOGO] PIONEER
                                        Investments(R)

 Table of Contents
--------------------------------------------------------------------------------

Letter to Shareowners                                                          1

Portfolio Summary                                                              2

Performance Update                                                             3

Portfolio Management Discussion                                                4

Schedule of Investments                                                        7

Financial Statements                                                          15

Notes to Financial Statements                                                 19

Trustees, Officers and Service Providers                                      25

Pioneer Municipal High Income Trust

================================================================================
LETTER TO SHAREOWNERS 10/31/03
================================================================================

Dear Shareowner,
--------------------------------------------------------------------------------
Welcome to Pioneer. We thank you for your investment in Pioneer Municipal High Income Trust and are pleased to provide you with the Trust's first shareholder report since its inception on July 21, 2003.

Over the past several months, investors have been buoyed by encouraging factors that bode well for a better economy. Gross domestic product, a tally of all goods and services produced in the United States, expanded, thanks to increased personal consumption, housing and business spending, low short-term interest rates and lower taxes on individuals.

As the economy appeared to strengthen, investors who had sought safety in U.S. Treasury issues grew less risk-averse. As a result, corporate bonds moved broadly higher, and the Treasury bond rally stalled. Some of the biggest gains were recorded among lower-rated, high-yield bonds, whose issuers often depend on a strong economy to boost earnings.

As professional investors, we seek the best values in the high income marketplace by taking advantage of lower prices to purchase attractive securities. For over 75 years, that strategy has helped Pioneer fund managers and shareowners reach their financial goals. In an interview on page 4 of this report, David Eurkus, the portfolio manager for Pioneer Municipal High Income Trust, discusses the Trust's strategy since its inception in July.

Since the founding of Pioneer Fund, our flagship fund, in 1928, our only purpose has been to help investors achieve their objectives. Over the months and years ahead, we will continue to offer you the high caliber of investment management that our shareowners have enjoyed for more than seven decades.

For the latest information about Pioneer funds, as well as timely informative articles on investing, I invite you to visit us at www.pioneerfunds.com. To review how your portfolio now stands in light of your personal objectives, please contact your financial advisor. The value of an advisor is never more evident than when economic and market conditions are changing.

All of us at Pioneer thank you for the confidence and trust you have placed in us.

Sincerely,

/s/ OSBERT M. HOOD

Osbert M. Hood
Pioneer Investment Management, Inc.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Trust's historical or future performance are statements of the opinion of Trust management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer Municipal High Income Trust

================================================================================
PORTFOLIO SUMMARY 10/31/03
================================================================================

Portfolio Diversification
--------------------------------------------------------------------------------
(As a percentage of total investment portfolio)

       [DATA BELOW IS REPRESENTED BY A PIE CHART IN THE ORIGINAL REPORT]

                             Health              24.9%
                             Airport             19.0%
                             Insured             16.9%
                             Education            8.3%
                             Other                7.1%
                             Pollution Control    7.0%
                             Tobacco              6.9%
                             Power                4.9%
                             Development          3.2%
                             General Obligation   1.8%

Portfolio Maturity                     Quality Distribution
------------------------------------   -----------------------------------------
(Effective life as a percentage of     (As a percentage of total investment
long-term holdings)                    portfolio)

       [DATA BELOW IS REPRESENTED BY A PIE CHART IN THE ORIGINAL REPORT]

         0-1 YEARS    1.4%                     AAA                19.6%
         1-3 YEARS    3.1%                     AA                  6.9%
         3-6 YEARS    8.9%                     A                   0.4%
         6-8 YEARS   33.1%                     BBB                33.1%
         8-10 YEARS   9.7%                     BB & lOWER         38.5%
         10+ YEARS   43.8%                     Cash Equivalents    1.5%

10 Largest Holdings*
--------------------------------------------------------------------------------
(As a percentage of long-term holdings)
--------------------------------------------------------------------------------
 1.   Greenville County School District, 5.5%, 12/1/28                     3.82%
--------------------------------------------------------------------------------
 2.   Allegheny County Hospital Development Authority Revenue,
        9.25%, 11/15/30                                                    3.07
--------------------------------------------------------------------------------
 3.   Minneapolis/St. Paul Metropolitan Airports, 7.0%, 4/1/25             2.94
--------------------------------------------------------------------------------
 4.   Birmingham Alabama General Obligation, 5.0%, 12/1/32                 2.45
--------------------------------------------------------------------------------
 5.   Tobacco Settlement Financing Corp., 6.75%, 6/1/39                    2.38
--------------------------------------------------------------------------------
 6.   Texas State Turnpike Authority Revenue, 0.0%, 8/15/16                2.12
--------------------------------------------------------------------------------
 7.   New Jersey Economic Development Authority Revenue,
        5.25%, 6/15/19                                                     2.09
--------------------------------------------------------------------------------
 8.   Metropolitan Pier & Exposition Authority Dedicated State Tax
        Revenue, 0.0%, 6/15/22                                             2.01
--------------------------------------------------------------------------------
 9.   Western Generation Agency Cogeneration Project Revenue,
        7.125%, 1/1/21                                                     1.86
--------------------------------------------------------------------------------
10.   Johnson City Health & Educational Facilities Board Hospital
        Revenue, 7.5%, 7/1/33                                              1.83
--------------------------------------------------------------------------------

*This list excludes temporary cash and derivative investments. Trust holdings will vary for other periods.

Pioneer Municipal High Income Trust

================================================================================
PERFORMANCE UPDATE 10/31/03
================================================================================

Share Prices and Distributions
--------------------------------------------------------------------------------

Market Value
per Common Share          10/31/03    7/21/03
                          $14.96      $15.00

Net Asset Value
per Common Share          10/31/03    7/21/03
                          $14.67      $14.33

Distributions per Share   Income      Short-Term      Long-Term
(7/21/03 - 10/31/03)      Dividends   Capital Gains   Capital Gains
                          $0.18       $     -         $       -

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in common shares of Pioneer Municipal High Income Trust at public offering price, compared to that of the Lehman Brothers Municipal Bond Index and Lehman Brothers Non-Investment Grade Municipal Bond Index.

----------------------------------
Cumulative Total Returns
(As of October 31, 2003)

                Net Asset   Market
Period            Value     Price*
Life-of-Trust
(7/21/03)         3.64%      0.97%
----------------------------------

[BEGINNING MOUNTAIN CHART]

                                Lehman Brothers             Lehman Brothers
          Pioneer Municipal     Non-Investment Grade        Municipal
          High Income Trust*    Municipal Bond Index        Bond Index

04/03     $10,000               $10,000                     $10,000
10/03     $10,570               $10,535                     $10,319

[END MOUNTAIN CHART]

* When net asset value (NAV) is lower than market price, dividends are assumed to be reinvested at the greater of NAV or 95% of the market price. When NAV is higher, dividends are assumed to be reinvested at market price.

+ Index comparison begins July 31, 2003. The Lehman Brothers Municipal Bond
  Index is a widely recognized, unmanaged measure of approximately 15,000 municipal bonds. Bonds in the Index have a minimum credit rating of BBB, were part of at least a $50 million issuance made within the past five years and have a maturity of at least two years. Lehman Brothers Non-Investment Grade Municipal Bond Index totals over $26 billion in market value and maintains over 1300 securities. Municipal bonds in this index have the following requirements: maturities of one year or greater, sub investment grade (below Baa or non-rated), fixed coupon rate, dated date greater than 12-31-90, deal size over $20 million, maturity size of at least $3 trillion. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Trust returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in the Index.

  Past performance does not guarantee future results. Return and principal value fluctuate, and your shares, when redeemed, may be worth more or less than their original cost. The performance table and graph do not reflect the deduction of taxes and fees that a shareowner would pay on Trust distributions or the redemption of Trust shares.

Pioneer Municipal High Income Trust

================================================================================
PORTFOLIO MANAGEMENT DISCUSSION 10/31/03
================================================================================

The first shareholder report for Pioneer Municipal High Income Trust covers the Trust's abbreviated semiannual period from inception through October 31, 2003. In the report, David Eurkus, a member of the Trust's management team, reviews the Trust's investment process, strategy and outlook.

Q: How has the Trust performed since its inception on July 21, 2003?

A: Since inception, Pioneer Municipal High Income Trust returned 3.64% at net asset value and 0.97% at market price. As of October 31, 2003, the Trust was selling at a premium of market price to net asset value of 2.0%. From July 31, 2003 through October 31, 2003, the Lehman Brothers Municipal Bond Index returned 3.19%, and the Lehman Brothers High Yield Municipal Bond Index returned 5.28%. The Trust's performance was aided by positive security selection. At the end of the period, the Trust held 106 issues. On October 31, 2003, the Trust's 30-day SEC yield was 7.00%.

Q: What is the Trust's investment approach?

A: In keeping with Pioneer's traditions, we are value investors, looking for securities selling at attractive valuations. When selecting securities for the Trust, we use a top-down/bottom-up approach. We consider fundamental indicators such as the rates of economic growth, inflation and Federal Reserve monetary policy. When analyzing individual securities, we take into account yields compared to U.S. Treasuries or comparable issuers, liquidity, credit ratings, sectors and issuer diversification.

   Under normal market conditions, the Trust will invest at least 50% of its assets in investment-grade municipal securities, with no more than 50% in municipal bonds that are below investment grade. The Trust will invest no more than 25% of total assets in any one industry and will generally focus on bonds that derive their revenue from essential services such as airport/ transportation, hospitals, education, housing and power/energy.

   In the past, high yield municipal bonds have offered greater after-tax income with significantly lower default rates than high yield corporate bonds. Average default rates on municipal bonds have historically been low relative to corporate securities. Based on data compiled by Moody's Investors Services, Inc., of the

Pioneer Municipal High Income Trust

================================================================================

================================================================================

   375,818 municipal issuers between 1970 and 2000, only 18 defaulted. In particular, essential service revenue bonds, like the ones in which the Trust has invested, have offered safe havens, with no defaults recorded for Moody's-rated issuers during the same 30-year period.

Q: How did you manage the Trust during the period?

A: We focused on some of the sectors that are crucial to the vitality of the U.S. economy, including health care (about 24.9% of portfolio assets), energy (about 4.9% of portfolio assets) and transportation (about 20.2% of portfolio assets). These sectors were hit hard by the general economic slowdown, but they were also hurt by problems that were specific to their industries. In the health care sector, many hospitals saw their revenues plummet when the government reduced Medicare and Medicaid reimbursements. Companies in the energy sector were negatively affected by the Enron scandal, accounting problems and the power shortage in California. The terrorist attacks of September 11 had a significant negative impact on the airline and airport industry.

   The problems in the health care, energy and air transportation areas generally led to decreased revenues and resulted in credit downgrades on corporate debt. Even companies with healthy businesses saw their bond ratings lowered. As credit quality declined, yields rose and bond prices fell, creating a large pool of lower-quality securities. We took advantage of the growing lower-quality market by investing in companies whose businesses were fundamentally sound but whose debt ratings had deteriorated. We believe the companies in which we have invested have the potential to provide a relatively high level of income as well as some capital appreciation if interest rates remain in the current range. At the end of the period, nearly 60% of the Trust's assets were invested in investment-grade securities and about 39% were in securities rated below investment grade. Slightly more than 1% of the Trust's assets were in cash. Overall, the average quality of the Trust was BBB+.

Q: What is your outlook over the next six months?

A: We are optimistic about the future course of the economy and the Trust. In the third quarter of 2003, we saw relatively strong corporate earnings and a pick-up in consumer and business spending. This is a positive backdrop for the Trust, as high income

Pioneer Municipal High Income Trust

================================================================================
PORTFOLIO MANAGEMENT DISCUSSION 10/31/03                           (continued)
================================================================================

   municipal bonds tend to perform well in an improving economy. Should the economy expand, market interest rates could move up, boosting bond yields and providing a potentially higher level of income to the Trust. (However, it's important to remember that rising interest rates tend to lower bond prices.) A better economy is positive for the Trust in another way. As the economy gets stronger, the Trust's underlying companies may see their revenues rise and credit quality upgraded by rating agencies. Better credit quality ratings could increase bond prices, providing the opportunity for more capital appreciation to the Trust.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Trust's historical or future performance are statements of the opinion of Trust management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer Municipal High Income Trust

================================================================================
SCHEDULE OF INVESTMENTS 10/31/03 (unaudited)
================================================================================

              S&P/
  Principal   Moody's
  Amount      Ratings                                                           Value
                         TAX EXEMPT OBLIGATIONS - 126.7%
                         Alabama - 3.6%
$10,000,000   AAA/Aaa    Birmingham Alabama General Obligation,
                           5.0%, 12/1/32                                     $10,058,300
  1,500,000   BBB/NR     Camden Alabama Industrial Development Board,
                           6.125%, 12/1/24                                     1,570,560
                                                                             -----------
                                                                             $11,628,860
                                                                             -----------
                         Arizona - 5.8%
  5,000,000   B+/Ba3     Apache County Industrial Development Authority,
                           5.85%, 3/1/28                                     $ 4,639,400
  5,000,000   B+/Ba3     Apache County Industrial Development Authority,
                           5.875%, 3/1/33                                      4,598,450
  3,000,000   NR/NR      Maricopa County Industrial Development Authority,
                           7.875%, 4/1/27                                      3,087,870
  5,880,000   AA/Aa2     Salt River Project Agriculture Improvement and
                           Power District Electric System Revenue,
                           5.0%, 1/1/31                                        5,926,922
    500,000   NR/Baa2    Yavapai County Industrial Development Authority,
                           6.0%, 8/1/33                                          506,200
                                                                             -----------
                                                                             $18,758,842
                                                                             -----------
                         California - 11.6%
  7,270,000   BBB/A3     California State General Obligation,
                           5.25%, 2/1/28                                     $ 7,204,425
  5,150,000   BBB/Baa2   Golden State Tobacco Securitization Corp.,
                           7.8%, 6/1/42                                        5,264,330
  7,000,000   BBB/Baa2   Golden State Tobacco Securitization Corp.,
                           7.875%, 6/1/42                                      7,190,890
  6,500,000   B-/Caa2    Los Angeles Regional Airports Improvement Corp.
                           Lease Revenue, 7.5%, 12/1/24                        6,321,380
  6,000,000   AAA/NR     Palm Desert Financing Authority Tax Allocation
                           Revenue, 5.0%, 4/1/30                               6,036,360
  3,000,000   AAA/Aaa    San Diego Unified School District, 5.0%, 7/1/25       3,026,880
  2,500,000   AAA/Aaa    University of California Revenue, 5.0%, 5/15/25       2,530,225
                                                                             -----------
                                                                             $37,574,490
                                                                             -----------
                         Colorado - 0.9%
  2,850,000   BBB/Baa3   Denver Health & Hospital Authority Healthcare
                           Revenue, 6.0%, 12/1/31                            $ 2,807,991
                                                                             -----------

   The accompanying notes are an integral part of these financial statements.  7

Pioneer Municipal High Income Trust

================================================================================
SCHEDULE OF INVESTMENTS 10/31/03 (unaudited)                       (continued)
================================================================================

              S&P/
  Principal   Moody's
  Amount      Ratings                                                              Value
                         Connecticut - 1.5%
$ 2,205,000   BB/Ba1     Connecticut State Health & Educational Facilities
                           Authority Revenue, 5.375%, 7/1/17                   $   1,731,983
  4,400,000   BB/Ba1     Connecticut State Health & Educational Facilities
                           Authority Revenue, 5.5%, 7/1/27                         3,210,064
                                                                               -------------
                                                                               $   4,942,047
                                                                               -------------
                         District of Columbia - 3.4%
  5,000,000   BBB/Baa2   District of Columbia Tobacco Settlement Financing
                           Corp., 6.5%, 5/15/33                                $   4,382,300
  7,325,000   BBB/Baa2   District of Columbia Tobacco Settlement Financing
                           Corp., 6.75%, 5/15/40                                   6,600,265
                                                                               -------------
                                                                               $  10,982,565
                                                                               -------------
                         Florida - 4.8%
  2,000,000   NR/NR      Beacon Lakes Community Development,
                           6.9%, 5/1/35                                        $   2,007,400
  2,300,000   B/Caa2     Hillsborough County Aviation Authority Revenue,
                           6.8%, 1/1/24                                            1,927,400
  1,200,000   NR/B3      Jacksonville Health Facilities Authority,
                           7.0%, 12/1/14                                             738,000
  1,650,000   BBB-/Baa1  Polk County Industrial Development Revenue,
                           5.85%, 12/1/30                                          1,619,129
  2,000,000   NR/NR      Seminole Tribe Convention-A, 8.95%, 10/1/33               2,217,700
  1,900,000   NR/NR      Seminole Tribe Convention-A, 10.0%, 10/1/33               2,248,992
  5,000,000   NR/Baa2    Tallahassee Health Facilities Revenue,
                           6.375%, 12/1/30                                         4,770,850
                                                                               -------------
                                                                               $  15,529,471
                                                                               -------------
                         Idaho - 1.4%
  5,000,000   BB+/Ba3    Power County Industrial Development Corp.,
                           6.45%, 8/1/32                                       $   4,666,600
                                                                               -------------
                         Illinois - 3.3%
  2,790,000   B/Caa2     Chicago Illinois O'Hare International Airport,
                           6.45%, 5/1/18                                       $   2,320,387
 16,880,000   AAA/Aaa    Metropolitan Pier & Exposition Authority Dedicated
                           State Tax Revenue, 0.0%, 6/15/22 (a)                    8,259,215
                                                                               -------------
                                                                               $  10,579,602
                                                                               -------------
                         Indiana - 0.5%
  2,000,000   CCC/Caa3   East Chicago Industrial Pollution Control Revenue,
                           7.125%, 6/1/07                                      $   1,157,220
  1,000,000   CCC/Caa3   Indiana State Development Finance Authority
                           Revenue, 5.75%, 10/1/11                                   575,290
                                                                               -------------
                                                                               $   1,732,510
                                                                               -------------

8  The accompanying notes are an integral part of these financial statements.

Pioneer Municipal High Income Trust

================================================================================

================================================================================

              S&P/
  Principal   Moody's
  Amount      Ratings                                                            Value
                         Kentucky - 2.8%
$7,050,000    B/B3       Kenton County Airport Revenue, 7.5%, 2/1/12         $   7,036,817
 1,965,000    B/B3       Kenton County Airport Revenue, 7.5%, 2/1/20             1,942,167
                                                                             -------------
                                                                             $   8,978,984
                                                                             -------------
                         Massachusetts - 7.2%
 3,350,000    AAA/Aaa    Massachusetts Health & Educational Facilities
                           Authority Revenue, 5.0%, 7/1/18                   $   3,637,229
 5,000,000    AAA/Aaa    Massachusetts Health & Educational Facilities
                           Authority Revenue, 5.5%, 7/1/22                       5,606,300
 3,500,000    BBB/Baa3   Massachusetts Health & Educational Facilities
                           Authority Revenue, 6.25%, 7/1/22                      3,332,525
 2,640,000    BBB/Baa3   Massachusetts Health & Educational Facilities
                           Authority Revenue, 5.75%, 7/1/28                      2,293,447
 5,000,000    BBB-/NR    Massachusetts Health & Educational Facilities
                           Authority Revenue, 6.75%, 10/1/33                     4,906,450
 1,000,000    AA/NR      Massachusetts Health & Educational Facilities
                           Authority Revenue, 5.25%, 10/15/33                    1,014,120
 2,435,000    AAA/Aaa    Massachusetts Health & Educational Facilities
                           Authority Revenue, 5.0%, 7/15/35                      2,463,538
    75,000    BB/NR      Massachusetts State Development Finance
                           Agency, 5.25%, 10/1/18                                   61,161
                                                                             -------------
                                                                             $  23,314,770
                                                                             -------------
                         Michigan - 4.8%
 2,000,000    NR/Ba2     Garden City Hospital Finance Authority,
                           5.75%, 9/1/17                                     $   1,546,420
 1,500,000    BBB-/NR    John Tolfree Health System Corp., 6.0%, 9/15/23         1,389,465
 2,000,000    NR/NR      Michigan State Hospital Finance Authority
                           Revenue, 6.4%, 1/1/15                                 1,890,680
 4,010,000    BBB-/Baa3  Michigan State Hospital Finance Authority
                           Revenue, 6.0%, 2/1/24                                 3,749,190
 7,705,000    NR/NR      Wayne Charter County Special Airport Facilities
                           Revenue, 6.75%, 12/1/15                               6,814,687
                                                                             -------------
                                                                             $  15,390,442
                                                                             -------------
                         Minnesota - 4.2%
13,260,000    NR/NR      Minneapolis/St. Paul Metropolitan Airports,
                           7.0%, 4/1/25                                      $  12,060,898
 1,500,000    BB-/Ba2    St. Paul Housing & Redevelopment Authority,
                           6.625%, 11/1/17                                       1,500,420
                                                                             -------------
                                                                             $  13,561,318
                                                                             -------------

   The accompanying notes are an integral part of these financial statements.  9

Pioneer Municipal High Income Trust

================================================================================
SCHEDULE OF INVESTMENTS 10/31/03 (unaudited)                       (continued)
================================================================================

              S&P/
  Principal   Moody's
  Amount      Ratings                                                            Value
                         Mississippi - 0.9%
$3,000,000    BBB-/Ba1   Mississippi Business Finance Corp. Pollution
                           Control Revenue, 5.9%, 5/1/22                    $   2,989,980
                                                                            -------------
                         Missouri - 1.7%
 5,500,000    NR/Baa3    St. Louis Industrial Development Authority
                           Revenue, 7.25%, 12/15/35                         $   5,472,170
                                                                            -------------
                         Nevada - 1.0%
 1,000,000    BBB-/Baa2  Clark County Industrial Development Revenue,
                           5.45%, 3/1/38                                    $   1,044,540
 2,000,000    NR/NR      Nevada State Department of Business & Industry,
                           7.25%, 1/1/23                                        1,986,620
                                                                            -------------
                                                                            $   3,031,160
                                                                            -------------
                         New Jersey - 9.5%
 7,980,000    AAA/Aaa    New Jersey Economic Development Authority
                           Revenue, 5.25%, 6/15/19                          $   8,584,884
 2,000,000    B/Caa2     New Jersey Economic Development Authority
                           Revenue, 6.25%, 9/15/19                              1,764,980
 1,000,000    B/Caa2     New Jersey Economic Development Authority
                           Revenue, 6.4%, 9/15/23                                 865,940
 5,100,000    B/Caa2     New Jersey Economic Development Authority
                           Revenue, 6.25%, 9/15/29                              4,335,153
 6,150,000    B/Caa2     New Jersey Economic Development Authority
                           Revenue, 7.0%, 11/15/30                              5,611,444
10,750,000    BBB/Baa2   Tobacco Settlement Financing Corp.,
                           6.75%, 6/1/39                                        9,752,292
                                                                            -------------
                                                                            $  30,914,693
                                                                            -------------
                         New Mexico - 1.0%
 3,700,000    NR/B1      New Mexico Hospital Equipment Loan Council,
                          6.4%, 6/1/16                                     $   3,329,889
                                                                            -------------
                         New York - 4.3%
 5,625,000    CCC/Caa2   New York City Industrial Development Agency,
                           6.9%, 8/1/24                                     $   3,895,481
 5,000,000    AAA/Aaa    New York City Trust Cultural Resources Revenue,
                           5.125%, 7/1/31                                       5,110,200
 2,715,000    AAA/NR     New York State Urban Development Corp.
                           Revenue, 5.25%, 3/15/16                              2,973,522
 2,000,000    NR/NR      Suffolk County Industrial Development Agency,
                           7.25%, 1/1/30                                        1,884,060
                                                                            -------------
                                                                            $  13,863,263
                                                                            -------------

10 The accompanying notes are an integral part of these financial statements.

Pioneer Municipal High Income Trust

================================================================================

================================================================================

              S&P/
  Principal   Moody's
  Amount      Ratings                                                            Value
                         North Carolina - 1.9%
$2,000,000    AA+/Aa2    Charlotte North Carolina Certificates of
                           Participation, 5.0%, 6/1/33                       $   2,007,480
 4,600,000    AA+/Aa2    Charlotte North Carolina Special Facilities
                           Revenue, 7.75%, 2/1/28                                4,151,500
                                                                             -------------
                                                                             $   6,158,980
                                                                             -------------
                         Oklahoma - 3.7%
 3,000,000    B-/B1      Oklahoma Development Finance Authority
                           Revenue, 5.625%, 8/15/19                          $   2,180,850
 8,000,000    B-/B1      Oklahoma Development Finance Authority
                           Revenue, 5.625%, 8/15/29                              5,354,960
 1,225,000    B-/Caa2    Tulsa Municipal Airport Revenue, 6.25%, 6/1/20          1,018,245
 4,100,000    B-/Caa2    Tulsa Municipal Airport Revenue, 5.65%, 12/1/35         3,448,633
                                                                             -------------
                                                                             $  12,002,688
                                                                             -------------
                         Oregon - 4.1%
 1,000,000    NR/NR      Klamath Falls Electric Revenue, 5.75%, 1/1/13       $     996,950
 5,000,000    NR/NR      Klamath Falls Electric Revenue, 6.0%, 1/1/25            4,686,900
 7,500,000    NR/NR      Western Generation Agency Cogeneration Project
                           Revenue, 7.125%, 1/1/21                               7,630,425
                                                                             -------------
                                                                             $  13,314,275
                                                                             -------------
                         Pennsylvania - 9.7%
 1,550,000    NR/Baa1    Allegheny County Hospital Development Authority
                           Revenue, 5.125%, 5/1/25                           $   1,295,583
12,300,000    B/B2       Allegheny County Hospital Development Authority
                           Revenue, 9.25%, 11/15/30                             12,615,495
 2,500,000    BBB/Baa2   Beaver County Industrial Development Authority,
                           7.625%, 5/1/25                                        2,678,925
 1,000,000    BBB-/NR    Columbia County Hospital Authority Health Care
                           Revenue, 5.9%, 6/1/29                                   793,490
 5,000,000    BBB/Baa3   Delaware County Industrial Development Authority
                           Revenue, 6.1%, 7/1/13                                 5,305,200
 1,280,000    NR/B2      Langhorne Manor Borough Higher Education &
                           Health Authority Revenue, 7.35%, 7/1/22               1,240,730
 2,500,000    BBB+/NR    Pennsylvania Higher Educational Facilities Authority
                           Revenue, 5.4%, 7/15/36                                2,462,775
 5,000,000    BBB-/Baa2  Philadelphia Hospitals & Higher Education
                           Facilities Authority Revenue, 6.5%, 11/15/22          4,948,750
                                                                             -------------
                                                                             $  31,340,948
                                                                             -------------

   The accompanying notes are an integral part of these financial statements. 11

Pioneer Municipal High Income Trust

================================================================================
SCHEDULE OF INVESTMENTS 10/31/03 (unaudited)                       (continued)
================================================================================

              S&P/
  Principal   Moody's
  Amount      Ratings                                                            Value
                         South Carolina - 8.6%
$15,000,000   AA-/A1     Greenville County School District, 5.5%, 12/1/28    $  15,657,600
  1,900,000   BBB/Baa2   South Carolina Jobs Economic Development
                           Authority Revenue, 6.25%, 8/1/31                      1,930,267
  5,850,000   BBB/Baa2   South Carolina Jobs Economic Development
                           Authority Revenue, 6.375%, 8/1/34                     5,999,526
  4,445,000   BBB-/NR    South Carolina Jobs Economic Development
                           Authority Revenue, 6.625%, 4/1/36                     4,272,712
                                                                             -------------
                                                                             $  27,860,105
                                                                             -------------
                         Tennessee - 3.7%
  7,000,000   NR/Baa2    Johnson City Health & Educational Facilities Board
                           Hospital Revenue, 7.5%, 7/1/33                    $   7,499,030
  4,480,000   NR/Baa2    Knox County Health Educational & Housing Facilities
                           Board Hospital Revenue, 6.375%, 4/15/22               4,609,472
                                                                             -------------
                                                                             $  12,108,502
                                                                             -------------
                         Texas - 8.9%
  4,000,000   CCC/Caa2   Alliance Airport Authority Special Facilities
                           Revenue, 7.0%, 12/1/11                            $   3,424,280
  2,800,000   B/B3       Dallas-Fort Worth International Airport Revenue,
                           7.6%, 11/1/11                                         2,606,408
    750,000   B/B3       Dallas-Fort Worth International Airport Revenue,
                           7.625%, 11/1/21                                         697,523
  5,500,000   B/B3       Dallas-Fort Worth International Airport Revenue,
                           7.125%, 11/1/26                                       4,812,555
  1,000,000   BB+/NR     Georgetown Health Facilities Development Corp.,
                           6.25%, 8/15/29                                          933,290
  3,750,000   B-/Caa2    Houston Airport System Special Facilities Revenue,
                           5.7%, 7/15/29                                         2,773,125
  5,000,000   BBB-/NR    Lufkin Health Facilities Development Corp.
                           5.7%, 2/15/28                                         4,302,450
    500,000   BBB/Baa2   Sabine River Authority Pollution Control Revenue,
                           6.15%, 8/1/22                                           519,475
 15,865,000   AAA/Aaa    Texas State Turnpike Authority Revenue,
                           0.0%, 8/15/16                                         8,714,486
                                                                             -------------
                                                                             $  28,783,592
                                                                             -------------
                         Vermont - 0.5%
  1,500,000   A-/A3      Vermont Educational & Health Buildings Financing
                           Agency Revenue, 6.0%, 10/1/28                     $   1,651,965
                                                                             -------------

12 The accompanying notes are an integral part of these financial statements.

Pioneer Municipal High Income Trust

================================================================================

================================================================================

              S&P/
  Principal   Moody's
  Amount      Ratings                                                           Value
                         Virginia - 2.5%
$ 1,000,000   BBB/Baa3   Peninsula Ports Authority, 6.0%, 4/1/33            $   1,016,980
  4,000,000   BB/NR      Pocahontas Parkway Association of Virginia Toll
                           Road Revenue, 5.5%, 8/15/28                          3,090,080
  3,940,000   AAA/Aaa    University of Virginia Revenue, 5.0%, 6/1/33           3,987,713
                                                                            -------------
                                                                            $   8,094,773
                                                                            -------------
                         Washington - 5.2%
  4,710,000   AAA/Aaa    Spokane Public Facilities District Hotel/Motel
                           Tax & Sales, 5.75%, 12/1/27                      $   5,148,878
  7,025,000   BBB/Baa2   Tobacco Settlement Authority Washington,
                           6.625%, 6/1/32                                       6,274,660
 14,315,000   AAA/Aaa    Washington State General Obligation,
                           0.0%, 6/1/22                                         5,376,141
                                                                            -------------
                                                                            $  16,799,679
                                                                            -------------
                         Wisconsin - 2.2%
  3,500,000   BBB+/NR    Wisconsin State Health & Educational Facilities
                           Authority Revenue, 5.6%, 2/15/29                 $   3,327,345
  3,750,000   BBB+/NR    Wisconsin State Health & Educational Facilities
                           Authority Revenue, 6.4%, 4/15/33                     3,871,125
                                                                            -------------
                                                                            $   7,198,470
                                                                            -------------
                         Wyoming - 1.5%
  5,000,000   BB+/Ba3    Sweetwater County Solid Waste Disposal Revenue,
                           6.9%, 9/1/24                                     $   4,950,350
                                                                            -------------
                         TOTAL TAX-EXEMPT OBLIGATIONS
                         (Cost $399,578,719)                                $ 410,313,974
                                                                            -------------
   Shares                TAX-EXEMPT MONEY MARKET MUTUAL FUND - 1.8%
  6,030,150              Provident Institutional Municipal Fund             $   6,030,150
                                                                            -------------
                         TOTAL TAX-EXEMPT MONEY MARKET MUTUAL FUND
                         (Cost $6,030,150)                                  $   6,030,150
                                                                            -------------
                         TOTAL INVESTMENTS IN SECURITIES - 128.5%
                         (Cost $405,608,869 (b) (c)                         $ 416,344,124
                                                                            -------------
                         Other Assets In Excess Of Liabilities - 2.7%       $   8,587,356
                                                                            -------------
                         Preferred Shares at Redemption Value - (31.2)%     $(101,000,000)
                                                                            -------------
                         Net Assets Applicable to Common
                         Shareowners - 100.0%                               $ 323,931,480
                                                                            -------------

   The accompanying notes are an integral part of these financial statements. 13

Pioneer Municipal High Income Trust

================================================================================
SCHEDULE OF INVESTMENTS 10/31/03 (unaudited)                       (continued)
================================================================================

NR  Not rated.

(a) Indicates a security that has a zero coupon that remains in effect until a predetermined date at which time the stated coupon rate becomes effective until final maturity.

(b) The concentration of investments by type of obligation/market sector is as follows:

    Insured                                                                16.9%
    General Obligation                                                      1.8
    Revenue Bonds:
     Health                                                                24.9
     Airport Revenue                                                       19.0
     Education Revenue                                                      8.3
     Pollution Control Revenue                                              7.0
     Tobacco                                                                6.9
     Power Revenue                                                          4.9
     Other Revenue                                                          3.8
     Development Revenue                                                    3.2
     Facilities Revenue                                                     1.8
     Transportation Revenue                                                 1.2
     Utilities Revenue                                                      0.3
                                                                           ----
                                                                          100.0%
                                                                          -----

(c) At October 31, 2003, the net unrealized gain on investments based on cost for federal income tax purposes of $405,352,638 was as follows:

    Aggregate gross unrealized gain for all investments in which
    there is an excess of value over tax cost                     $  11,776,989
    Aggregate gross unrealized loss for all investments in which
    there is an excess of tax cost over value                          (785,503)
                                                                  -------------
    Net unrealized gain                                           $  10,991,486
                                                                  -------------

    Purchases and sales of securities (excluding temporary cash investments) for the period ended October 31, 2003, aggregated $584,816,277 and $183,199,847, respectively.


14 The accompanying notes are an integral part of these financial statements.

Pioneer Municipal High Income Trust

================================================================================
STATEMENT OF ASSETS AND LIABILITIES 10/31/03 (unaudited)
================================================================================

ASSETS:
  Investments in securities, at value (cost $405,608,869)          $416,344,124
  Cash                                                                  637,902
  Receivables -
   Interest                                                           8,281,225
  Organization costs reimbursement                                       40,000
                                                                   ------------
     Total assets                                                  $425,303,251
                                                                   ------------
LIABILITIES:
  Payables -
   Offering costs payable - preferred                              $    170,788
   Offering and organization costs payable - common                     147,249
  Accrued expenses                                                       53,734
                                                                   ------------
     Total liabilities                                             $    371,771
                                                                   ------------
PREFERRED SHARES AT REDEMPTION VALUE:
   $25,000 liquidation value per share applicable to
     4,040 shares                                                  $101,000,000
                                                                   ------------
NET ASSETS APPLICABLE TO COMMON SHAREOWNERS:
  Paid-in capital                                                  $314,533,806
  Accumulated undistributed net investment income                       948,311
  Accumulated net realized loss on investments                       (2,285,892)
  Net unrealized gain on investments                                 10,735,255
                                                                   ------------
     Net assets applicable to common shareowners                   $323,931,480
                                                                   ------------
NET ASSET VALUE PER SHARE:
(Unlimited number of shares authorized)
  Based on $323,931,480/22,086,232 common shares                   $      14.67
                                                                   ------------


   The accompanying notes are an integral part of these financial statements. 15

Pioneer Municipal High Income Trust

================================================================================
STATEMENT OF OPERATIONS (unaudited)
================================================================================
For the period 7/21/03 (commencement of operations) to 10/31/03

INVESTMENT INCOME:
  Interest                                                         $  5,695,723
                                                                   ------------
EXPENSES:
  Management fees                                      $ 563,844
  Administration fees                                     65,572
  Transfer agent fees                                     17,946
  Auction agent                                           19,344
  Custodian fees                                           6,589
  Registration fees                                        9,721
  Organization fees                                       40,000
  Professional fees                                       20,059
  Printing fees                                            3,167
  Trustees' fees                                           3,519
  Miscellaneous                                            9,086
                                                       ---------
     Total expenses                                                $    758,847
                                                                   ------------
       Reimbursement of organization fees                               (40,000)
                                                                   ------------
     Net expenses                                                  $    718,847
                                                                   ------------
       Net investment income                                       $  4,976,876
                                                                   ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Net realized loss on investments                                 $ (2,285,892)
  Change in net unrealized gain on investments                       10,735,255
                                                                   ------------
    Net gain on investments                                        $  8,449,363
                                                                   ------------

DISTRIBUTIONS TO PREFERRED SHAREOWNERS FROM NET
INVESTMENT INCOME                                                  $    (63,234)
                                                                   ------------
  Net increase in net assets applicable to common
   shareowners resulting from operations                           $ 13,363,005
                                                                   ------------


16 The accompanying notes are an integral part of these financial statements.

Pioneer Municipal High Income Trust

================================================================================
STATEMENT OF CHANGES IN NET ASSETS (unaudited)
================================================================================
For the period 7/21/03 (commencement of operations) to 10/31/03

                                                                      7/21/03
                                                                        to
                                                                     10/31/03
FROM OPERATIONS:
  Net investment income                                            $  4,976,876
  Net realized loss on investments                                   (2,285,892)
  Net unrealized gain on investments                                 10,735,255
  Distributions to preferred shareowners from net investment income     (63,234)
                                                                   ------------
   Net increase in net assets applicable to common shareowners     $ 13,363,005
                                                                   ------------
DISTRIBUTIONS TO COMMON SHAREOWNERS:
  Net investment income ($0.18 per share)                          $ (3,965,331)
                                                                   ------------
   Total distributions to common shareowners                       $ (3,965,331)
                                                                   ------------
FROM TRUST SHARE TRANSACTIONS:
  Net proceeds from the issuance of common shares                  $293,662,500
  Net proceeds from underwriters' over-allotment option exercised    21,487,500
  Reinvestment of distributions                                       1,155,803
  Common share offering expenses charged to paid-in capital            (660,000)
  Preferred share offering expenses charged to paid-in capital       (1,212,000)
                                                                   ------------
   Net increase in net assets applicable to common shareowners
     resulting from Trust share transactions                       $314,433,803
                                                                   ------------
   Net increase in net assets applicable to common shareowners     $323,831,477
NET ASSETS APPLICABLE TO COMMON SHAREOWNERS:
  Beginning of period                                                   100,003
                                                                   ------------
  End of period (including undistributed net investment
   income of $948,311)                                             $323,931,480
                                                                   ------------

                                                       '03 Shares     '03 Amount
Reinvestment of distributions                            79,251       $1,155,803
                                                         ------       ----------
   Net Increase                                          79,251       $1,155,803
                                                         ------       ----------


   The accompanying notes are an integral part of these financial statements. 17

Pioneer Municipal High Income Trust

================================================================================
FINANCIAL HIGHLIGHTS 10/31/03 (unaudited)
================================================================================

                                                              July 21, 2003 to
                                                            October 31, 2003 (b)
Per Common Share Operating Performance (a)
Net asset value, beginning of period                                $  14.33+
                                                                    --------
Increase (decrease) from investment operations:
  Net investment income                                             $   0.23
  Net realized and unrealized gain (loss) on investments                0.38
  Distributions to preferred shareowners from net investment income     0.00*
                                                                    --------
  Net increase from investment operations                           $   0.61
Distributions to common shareowners:
  Net investment income                                                (0.18)
Capital charge with respect to issuance of:
  Common shares                                                        (0.03)
  Preferred shares                                                     (0.06)
                                                                    --------
Net increase in net asset value                                     $   0.34
                                                                    --------
Net asset value, end of period**                                    $  14.67
                                                                    --------
Market value, end of period**                                       $  14.96
                                                                    --------
Total return++                                                          0.97%
Ratios to average net assets of common shareowners
  Net Expenses+++                                                       0.83%***
  Net investment income before preferred share dividends+++             5.77%***
  Preferred share dividends                                             0.07%***
  Net investment income available to common shareowners                 5.70%***
Portfolio turnover                                                        54%
Net assets of common shareowners, end of period (in thousands)      $323,931
Preferred shares outstanding (in thousands)                         $101,000
Asset coverage per preferred share, end of period                   $105,181
Average market value per preferred share                            $ 25,000
Liquidation value per preferred share                               $ 25,000
Ratios to average net assets of common shareowners before
  reimbursement of organization expenses
  Net Expenses+++                                                       0.88%***
  Net investment income before preferred share dividends+++             5.72%***
  Preferred share dividends                                             0.07%***
  Net investment income available to common shareowners                 5.65%***

(a) The per share data presented above is based upon the average common shares outstanding for the period presented.
(b) Trust shares were first publicly offered on July 18, 2003.
* Actual amount paid to preferred shareowners was $0.00292 per common share for the period ended October 31, 2003.
** Net asset value and market value are published in Barron's on Saturday, The Wall Street Journal on Monday and The New York Times on Monday and Saturday.
*** Annualized.
+ Net asset value immediately after the closing of the first public offering was $14.30.
++ Total investment return is calculated assuming a purchase of common shares at the current market value on the first day and a sale at the current market value on the last day of the period reported. Dividends and distributions, if any, are assumed for purposes of this calculation to be reinvested at prices obtained under the Trust's dividend reinvestment plan. Total investment return does not reflect brokerage commissions. Total investment returns less than a full period are not annualized.
+++ Ratios do not reflect the effect of dividend payments to preferred shareowners.

The information above represents the operating performance data for a share of common stock outstanding, total investment return, ratios to average net assets of common shares and other supplemental data for the period indicated. This information has been determined based upon financial information provided in the financial statements and market value data for the Trust's common shares.


18 The accompanying notes are an integral part of these financial statements.

Pioneer Municipal High Income Trust

================================================================================
NOTES TO FINANCIAL STATEMENTS 10/31/03 (unaudited)
================================================================================

1. Organization and Significant Accounting Policies

Pioneer Municipal High Income Trust (the "Trust") was organized as a Delaware business trust on March 13, 2003. Prior to commencing operations on July 21, 2003 the Trust had no operations other than matters relating to its organization and registration as a diversified, closed-end management investment company under the Investment Company Act of 1940, as amended, and the sale and issuance to Pioneer Investment Management, Inc. (PIM), the Trust's investment adviser, a wholly owned indirect subsidiary of UniCredito Italiano S.p.A. (UniCredito Italiano), of 6,981 shares of beneficial interest at an aggregate purchase price of $100,003. PIM has agreed to reimburse the amount by which the aggregate of all the Trust's organizational expenses and offering costs for common shares (other than the sales load) exceeds $0.03 per share of common shares of the initial offering. The investment objective of the Trust is to seek a high level of current income exempt from regular federal income tax and the Trust may seek capital appreciation to the extent consistent with its primary investment objective.

The Trust may invest in municipal securities with a broad range of maturities and credit ratings, including both investment grade and below investment grade municipal securities.

The Trust's financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America that require the management of the Trust to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses and gains and losses on investments during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Trust, which are in conformity with those generally accepted in the investment company industry:

A. Security Valuation

   Security transactions are recorded as of trade date. Securities are valued at prices supplied by independent pricing services, which consider such factors as Treasury spreads, yields, maturities and

Pioneer Municipal High Income Trust

================================================================================
NOTES TO FINANCIAL STATEMENTS 10/31/03 (unaudited)                 (continued)
================================================================================

   ratings. Valuations may be supplemented by dealers and other sources, as required. Securities for which market quotations are not readily available are valued at their fair values as determined by, or under the direction of, the Board of Trustees. All discounts/ premiums on fixed income securities are accreted/amortized and included in interest income for financial reporting purposes on an effective yield to maturity basis. Interest income, including income on interest bearing cash accounts, is recorded on an accrual basis. Temporary cash investments are valued at amortized cost.

   Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.

B. Federal Income Taxes

   It is the Trust's policy to comply with the requirements of the Internal Revenue Code (the code) applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required.

C. Automatic Dividend Reinvestment Plan

   All common shareowners automatically participate in the Automatic Dividend Reinvestment Plan (the "Plan"), under which participants receive all dividends and capital gain distributions (collectively, "dividends") in full and fractional common shares of the Trust in lieu of cash. Shareowners may elect not to participate in the Plan. Shareowners not participating in the Plan receive all dividends and capital gain distributions in cash. Participation in the Plan is completely voluntary and may be terminated or resumed at any time by notifying Mellon Investor Services LLC, the agent for shareowners in administering the Plan (the "Plan Agent"), prior to any dividend record date; otherwise such termination or resumption will be effective with respect to any subsequently declared dividend or other distribution. Whenever the Trust declares a dividend on common shares payable in cash, participants in the Plan will receive the equivalent in common shares acquired by the Plan Agent either (i) through receipt of additional unissued but authorized common shares from the Trust or (ii) by purchase of outstanding common shares on the New York Stock Exchange or elsewhere. If, on the

Pioneer Municipal High Income Trust

================================================================================

================================================================================

   payment date for any dividend the net asset value per common share is equal to or less than the market price per share plus estimated brokerage trading fees ("market premium"), the Plan Agent will invest the dividend amount in newly issued common shares. The number of newly issued common shares to be credited to each account will be determined by dividing the dollar amount of the dividend by the net asset value per common share on the date the shares are issued, provided that the maximum discount from the then current market price per share on the date of issuance does not exceed 5%. If, on the payment date for any dividend, the net asset value per common share is greater than the market value ("market discount"), the Plan Agent will invest the dividend amount in common shares acquired in open-market purchases. There are no brokerage charges with respect to newly issued common shares. However, each participant will pay a pro rata share of brokerage trading fees incurred with respect to the Plan Agent's open-market purchases. Participating in the Plan does not relieve shareowners from any federal, state or local taxes which may be due on dividends paid in any taxable year. Shareowners holding Plan shares in a brokerage account may not be able to transfer the shares to another broker and continue to participate in the Plan.

2. Management Agreement
PIM manages the Trust's portfolio. Management fees are calculated daily at the annual rate of 0.60% of the Trust's average daily managed assets. "Managed assets" is the average daily value of the Trust's total assets minus the sum of the Trust's liabilities, which liabilities exclude debt related to leverage, short-term debt and the aggregate liquidation preference of any outstanding preferred shares.

In addition, under PIM's management and administration agreements, certain other services and costs are paid by the Trust. PIM has retained Princeton Administrators, L.P., an affiliate of Merrill Lynch, Pierce, Fenner & Smith Incorporated, to provide certain administrative services to the Trust on its behalf. The Trust pays Princeton Administrators, L.P. a monthly fee at an annual rate of 0.07% of the average weekly value of the Trust's managed assets, subject to a minimum monthly fee of $10,000.

Pioneer Municipal High Income Trust

================================================================================
NOTES TO FINANCIAL STATEMENTS 10/31/03 (unaudited)                 (continued)
================================================================================

3. Transfer Agents
Pioneer Investment Management Shareholder Services, Inc. (PIMSS), a wholly owned indirect subsidiary of UniCredito Italiano, through a sub-transfer agency agreement with Mellon Investor Services LLC, provides substantially all transfer agent and shareowner services related to the Trust's common shares at negotiated rates. Deutsche Bank Trust Company Americas is the transfer agent, registrar, dividend paying agent and redemption agent with respect to the Trust's Auction Preferred Shares (APS). The Trust pays Deutsche Bank Trust Company Americas an annual fee, as is agreed to from time to time by the Trust and Deutsche Bank Trust Company Americas, for providing such services.

4. Expense Offsets
The Trust may enter into certain expense offset arrangements resulting in a reduction in the Trust's total expenses. Also, PIM has agreed for the first three years of the Trust's investment operations to limit the Trust's total annual expenses (excluding organizational and offering costs for common and preferred shares, interest expenses, the cost of defending or prosecuting any claim or litigation to which the Trust is a party, (together with any amount in judgment or settlement), indemnification expense or taxes incurred due to the failure of the Trust to qualify as a regulated investment company under the Code or any other non-recurring or non-operating expenses) to 0.80% of the Trusts average daily managed assets. The dividend on any preferred shares is not an expense. As of October 31, 2003, the Trust's expenses were not reduced under such arrangements.

5. Trust Shares
There are an unlimited number of common shares of beneficial interest authorized. Of the 22,086,232 common shares of beneficial interest outstanding at October 31, 2003, PIM owned 6,981 shares.

Transactions in common shares of beneficial interest for the period July 21, 2003 (commencement of investment operations) to October 31, 2003 were as follows:

Pioneer Municipal High Income Trust

================================================================================

================================================================================

  ----------------------------------------------------------------------
  Shares issued in connection with initial public offering 20,500,000 Shares issued from underwriters' over-allotment
   option exercised                                            1,500,000
  Reinvestment of distributions                                   79,251
                                                              ----------
  Net increase in shares outstanding                          22,079,251
  Shares outstanding at beginning of period                        6,981
                                                              ----------
  Shares outstanding at end of period                         22,086,232
                                                              ----------
  ----------------------------------------------------------------------

Offering costs of $660,000 incurred in connection with the Trust's offering of common shares have been charged to paid-in capital.

The Trust may classify or reclassify any unissued common shares of beneficial interest into one or more series of preferred shares of beneficial interest. On October 2, 2003, the Trust reclassified and issued 4,040 shares of common shares into two series of APS ("preferred shares") as follows: Series A-2,000 and Series B-2,040. Offering costs of $202,000 and underwriting discounts of $1,010,000 have been charged to paid-in capital.

Dividends on Series A and Series B APS are cumulative at a rate which is reset every seven days based on the results of an auction. Dividend rates ranged from 0.45% to 0.95% during the period ended October 31, 2003.

The Trust may not declare dividends or make other distributions on its common shares or purchase any such shares if, at the time of the declaration, distribution or purchase, asset coverage with respect to the outstanding preferred shares would be less than 200%.

The APS are redeemable at the option of the Trust, in whole or in part, on any dividend payment date at $25,000 per share plus any accumulated or unpaid dividends, whether or not declared. The APS are also subject to mandatory redemption at $25,000 per share plus any accumulated or unpaid dividends, whether or not declared, if certain requirements relating to the composition of the assets and liabilities of the Trust as set forth in the Agreement and Declaration of Trust are not satisfied.

The holders of APS have voting rights equal to the holders of the Trust's common shares (one vote per share) and will vote together with holders of the common shares as a single class. However, holders of APS are also entitled to elect two of the Trust's Trustees. In

Pioneer Municipal High Income Trust

================================================================================
NOTES TO FINANCIAL STATEMENTS 10/31/03 (unaudited)                 (continued)
================================================================================

addition, the Investment Company Act of 1940 requires that along with approval by shareowners that might otherwise be required, the approval of the holders of a majority of any outstanding preferred shares, voting separately as a class would be required to (a) adopt any plan of reorganization that would adversely affect the preferred shares and (b) take any action requiring a vote of security holders, including, among other things, changes in the Trust's subclassification as a closed-end investment company or changes in its fundamental investment restrictions.

6. Subsequent Events
Subsequent to October 31, 2003 the Board of Trustees of the Trust declared a dividend from undistributed net investment income of $0.09 per common share payable November 28, 2003, to shareowners of record on November 17, 2003.

For the period November 1, 2003 to November 30, 2003, dividends declared on preferred stock totaled $74,058 in aggregate for the two outstanding preferred stock series.

ADDITIONAL INFORMATION
During the period, there have been no material changes in the Trust's investment objective or fundamental policies that have not been approved by the shareowners. There have been no changes in the Trust's charter or By-Laws that would delay or prevent a change in control of the Trust which have not been approved by the shareowners. There have been no changes in the principal risk factors associated with investment in the Trust. There have been no changes in the persons who are primarily responsible for the day-to-day management of the Trust's portfolio.

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940 that the Trust may purchase, from time to time, its common shares in the open market

Pioneer Municipal High Income Trust

================================================================================
TRUSTEES, OFFICERS AND SERVICE PROVIDERS
================================================================================

Trustees                                 Officers
John F. Cogan, Jr., Chairman             John F. Cogan, Jr., President
Mary K. Bush                             Osbert M. Hood, Executive
Richard H. Egdahl, M.D.                    Vice President*
Margaret B.W. Graham                     Vincent Nave, Treasurer
Osbert M. Hood*                          Dorothy E. Bourassa, Secretary
Marguerite A. Piret
Stephen K. West
John Winthrop

Investment Adviser and Administrator
Pioneer Investment Management, Inc.

Custodian
Brown Brothers Harriman & Co.

Legal Counsel
Hale and Dorr LLP

Transfer Agent
Pioneer Investment Management Shareholder Services, Inc.

Shareowner Services and Sub-Transfer Agent
Mellon Investor Services LLC

Preferred Share Auction/Transfer Agent and Registrar
Deutsche Bank Trust Company Americas

Sub-Administrator
Princeton Administrators, L.P.

*Mr. Hood was elected Trustee and Executive Vice President on June 3, 2003.


Proxy Voting Policies and Procedures of the Fund are available without charge, upon request, by calling our toll free number (1-800-225-6292). This information is also available on the Securities and Exchange Commission's web site at http://www.sec.gov.

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HOW TO CONTACT PIONEER
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We are pleased to offer a variety of convenient ways for you to contact Mellon for assistance or information.

You can call Mellon Investor Services LLC for:

Account Information                                        1-800-288-9541

Telecommunications Device for the Deaf (TDD)               1-800-231-5469

Or write to Mellon Investor Services LLC:

For                                          Write to
General inquiries, lost dividend checks      P.O. Box 3315
                                             South Hackensack, NJ
                                             07606-1915

Change of address, account consolidation     P.O. Box 3316
                                             South Hackensack, NJ
                                             07606-1916

Lost stock certificates                      P.O. Box 3317
                                             South Hackensack, NJ
                                             07606-1917

Stock transfer                               P.O. Box 3312
                                             South Hackensack, NJ
                                             07606-1912

Dividend reinvestment plan (DRIP)            P.O. Box 3338
                                             South Hackensack, NJ
                                             07606-1938

[LOGO] PIONEER
       Investments(R)

Pioneer Investment Management, Inc.
60 State Street                                                    14632-00-1203
Boston, Massachusetts 02109             (C) 2003 Pioneer Funds Distributor, Inc.
www.pioneerfunds.com            Underwriter of Pioneer mutual funds, Member SIPC

ITEM 2. CODE OF ETHICS.

(a) Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant has adopted, as of the end of the period covered by this report, a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer and controller.

(b) For purposes of this Item, the term "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

        (1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

        (2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

        (3) Compliance with applicable governmental laws, rules, and regulations;

        (4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

        (5) Accountability for adherence to the code.

(c) The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 10(a), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

The registrant has made no amendments to the code of ethics during the period covered by this report.

(d) If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable.

(e) If the registrant intends to satisfy the disclosure requirement under paragraph (c) or (d) of this Item regarding an amendment to, or a waiver from, a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item by posting such information on its Internet website, disclose the registrant's Internet address and such intention.

Not applicable.

(f) The registrant must:

        (1) File with the Commission, pursuant to Item 10(a), a copy of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, as an exhibit to its annual report on this Form N-CSR;

        (2) Post the text of such code of ethics on its Internet website and disclose, in its most recent report on this Form N-CSR, its Internet address and the fact that it has posted such code of ethics on its Internet website; or

        (3) Undertake in its most recent report on this Form N-CSR to provide to any person without charge, upon request, a copy of such code of ethics and explain the manner in which such request may be made.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant's board of trustees has determined that the registrant either:

    (i) Has at least one audit committee financial expert serving on its audit committee; or

    (ii) Does not have an audit committee financial expert serving on its audit committee.

The registrant's Board of Trustees has determined that the registrant has at least one audit committee financial expert.

    (2) If the registrant provides the disclosure required by paragraph
(a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of trustees, or any other board committee:

    (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

    (ii) Be an "interested person" of the investment company as defined in
         Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

Ms. Marguerite A. Piret, an independent trustee, is such an audit committee financial expert.

    (3) If the registrant provides the disclosure required by paragraph (a)(1)
(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

(b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
(c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

    (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

(h) Disclose whether the registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

Not applicable; to be answered on annual submissions after December 15, 2003.


ITEMS 5-6. [RESERVED]


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable to open-end management investment companies.


ITEM 8. [RESERVED]


ITEM 9. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act (17 CFR 270.30a-2(c))) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph.

The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

(b) Disclose whether or not there were significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.


ITEM 10. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

Filed herewith.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Municipal High Income Trust


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date December XX, 2003


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date December XX, 2003


By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date December XX, 2003

* Print the name and title of each signing officer under his or her signature.